Dec. 29, 2014

GOLDMAN SACHS TRUST

Goldman Sachs Financial Square FundsSM

Administration Shares, Cash Management Shares, FST Shares and Service Shares of

Goldman Sachs Financial Square Tax-Exempt California Fund

Goldman Sachs Financial Square Tax-Exempt New York Fund

Supplement dated December 18, 2015 to the Prospectuses and

Summary Prospectuses, each dated December 29, 2014, as supplemented to date

On December 17, 2015, the Board of Trustees (the "Board") of the Goldman Sachs Trust (the "Trust") approved a proposal to liquidate two series of the Trust, the Goldman Sachs Financial Square Tax-Exempt California Fund and the Goldman Sachs Financial Square Tax-Exempt New York Fund (each a "Fund" and, together, the "Funds"). After careful consideration of a number of factors, the Board concluded that the continuation of the Funds would not be in the best interests of each Fund or its shareholders, and that it is advisable and in the best interests of each Fund and its shareholders to terminate and liquidate the Funds. The Funds will be liquidated on or about August, 31, 2016 (the "Liquidation Date") pursuant to Plans of Liquidation approved by the Board. This date may be changed without notice at the discretion of the Trust's officers.

Suspension of Sales. As of the close of business on August 15, 2016, shares of the Funds will no longer be available for purchase by investors. To the extent there are any dividend or distribution payments made prior to the Liquidation Date, they will continue to be paid either in cash or in additional shares of the applicable Fund, depending on each shareholder's current election, as discussed in the Prospectus.

Liquidation of Assets. On or after August 15, 2016, the Funds shall cease their business and may depart from their stated investment objective and policies as they prepare to liquidate and distribute their assets to shareholders. In connection with the liquidations, all outstanding shares of a Fund on the Liquidation Date will be automatically redeemed by the Fund. Each shareholder of record on the Liquidation Date will receive proceeds of the automatic redemptions equal to the shareholder's proportionate interest in the Fund's net assets plus accrued and unpaid earnings of the Fund at the time of liquidation.

Other Alternatives. At any time prior to the Liquidation Date, shareholders may redeem their shares of the Funds and receive the net asset value thereof in cash or in-kind, as provided in the Prospectus. Shareholders may also exchange their shares for shares of the same class of another Goldman Sachs Fund at net asset value.